Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 8. Stock–Based Compensation

Issuance of restricted common stock – directors, officers and employees

The Company’s activity in restricted common stock was as follows for the three months ended March 31, 2021:

	Number of shares	Weighted average grant date fair value
Non–vested at December 31, 2020	33,333	$0.04
Granted	-	$-
Vested	(33,333)	$0.04
Non–vested at March 31, 2021	-	$-

For the three months ended March 31, 2021 and 2020, the Company has recorded $0 and $220, in employee and director stock–based compensation expense, which is a component of general and administrative expenses in the consolidated statement of operations.

As of March 31, 2021, there was no unamortized stock-based compensation costs related to restricted share arrangements.

Stock options

Under the terms of the stock option agreement, all options expired on January 31, 2020. As of March 31, 2021, there are no outstanding or exercisable stock options.

Note 8. Stock–Based Compensation

Issuance of restricted common stock – directors, officers and employees

The Company’s activity in restricted common stock was as follows for the years ended December 31, 2020:

Non–vested at January 1, 2020	650,000	$1.24
Granted	-	$-
Vested	(616,667)	$1.48
Non–vested at December 31, 2020	33,333	$.04

The Company’s activity in restricted common stock was as follows for the year ended December 31, 2019:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2019	3,355,000	$1.46
Granted	100,000	$0.04
Vested	(2,805,000)	$1.30
Non–vested at December 31, 2019	650,000	$1.24

For the years ended December 31, 2020 and 2019, the Company has recorded $222 and $2,249, in employee and director stock–based compensation expense, which is a component of general and administrative expenses in the consolidated statement of operations.

As of December 31, 2020, unamortized stock-based compensation costs related to restricted share arrangements was under $1.

Stock options

As of December 31, 2019, the Company had 6,000,000 outstanding stock options with a weighted average exercise price of $0.71 and a weighted average grant date fair value of $1.29. All the stock options were fully vested and there were no unrecognized costs. Under the terms of the stock option agreement, all options expired on January 31, 2020. As of December 31, 2020, there are no outstanding or exercisable stock options.